Loans Payable - Disclosure of Financing Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Disclosure Of Interest And Financing Cost [Abstract]
Unwinding of discount on rehabilitation and closure accretion (note 12)	$ 72	$ 90	$ 64
Discount unwinding on debt repaid (note 11)	115	101
Lease accretion	23
San Pedrito Interest (note 8)		(159)
Interest on diesel equipment lease	3	21
Interest expense on debt (note 11)	349	325	83
Interest revenue	(8)	(67)	(86)
Finance Costs Total	$ 554	$ 311	$ 61